Commitments and contingencies - Associates - Cerro Verde (Details) - Sociedad Minera Cerro Verde S.A.A. $ in Millions, S/ in Billions		12 Months Ended
	Jun. 23, 2004	Dec. 31, 2014 PEN (S/)	Dec. 31, 2014 USD ($)
SUNAT. | December 2006 to December 2013
Disclosure of Commitments and contingencies [Line Items]
Payment of Litigation Settlement Amount		S/ 2.9	$ 791.9
Minimum
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales	1.00%
Maximum
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales	3.00%
New guarantee contract
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales	1.00%
New guarantee contract | Minimum
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales	1.00%
New guarantee contract | Maximum
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales	12.00%